Business Combinations (Details) - Schedule of net cash flows from disposal of subsidiaries - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disposal of Subsidiaries [Member]
Business Combinations (Details) - Schedule of net cash flows from disposal of subsidiaries [Line Items]
Consideration received,	$ 10,101,944		$ 25,129
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	(5,396,428)	32,927	830,377
Net cash flows from disposal of subsidiaries	4,705,516	32,927	$ 855,506
Deemed Disposal of Subsidiaries [Member]
Business Combinations (Details) - Schedule of net cash flows from disposal of subsidiaries [Line Items]
Consideration received,	563,970
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	(14,892)
Net cash flows from disposal of subsidiaries	$ 549,078